Hull Tactical US ETF
Schedule of Investments
July 31, 2025 (Unaudited)
EXCHANGE-TRADED FUNDS — 37.35% Shares Fair Value
Exchange-Traded Funds — 37.35%
Alpha Architect 1-3 Month Box ETF 35,787 $ 4,045,363
SPDR S&P 500 ETF Trust
(a)(b)
67,663 42,768,429
Total Exchange-Traded Funds
  (Cost $38,851,464) 46,813,792
U.S. GOVERNMENT & AGENCIES
(c)(d)
— 24.59%
Principal
Amount
United States Treasury Bill, 4.14%, 8/21/2025 $ 4,000,000 3,990,500
United States Treasury Bill, 4.24%, 9/2/2025 10,000,000 9,962,009
United States Treasury Bill, 4.24%, 9/11/2025 10,000,000 9,951,169
United States Treasury Bill, 4.08%, 11/18/2025 7,000,000 6,910,268
Total U.S. Government & Agencies
    (Cost $30,815,585) 30,813,946
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
CALL OPTIONS PURCHASED — 0.01%
S&P 500 Mini Index 10 $ 638,430 $ 635.00 July 2025 20
S&P 500 Mini Index 11 702,273 640.00 July 2025 11
S&P 500 Mini Index 8 510,744 642.00 July 2025 8
S&P 500 Mini Index 5 319,215 650.00 July 2025 5
S&P 500 Mini Index 13 829,959 640.00 August 2025 539
S&P 500 Mini Index 3 191,529 642.00 August 2025 5 9
S&P 500 Mini Index 3 191,529 648.00 August 2025 6
S&P 500 Mini Index 1 63,843 655.00 August 2025 2
S&P 500 Mini Index 7 446,901 651.00 August 2025 42
S&P 500 Mini Index 3 191,529 647.00 August 2025 22
S&P 500 Mini Index 5 319,215 641.00 August 2025 335
S&P 500 Mini Index 25 1,596,075 643.00 August 2025 862
S&P 500 Mini Index 6 383,058 639.00 August 2025 687
S&P 500 Mini Index 27 1,723,761 645.00 August 2025 445
S&P 500 Mini Index 2 127,686 648.00 August 2025 20
S&P 500 Mini Index 5 319,215 649.00 August 2025 35
S&P 500 Mini Index 13 829,959 646.00 August 2025 293
S&P 500 Mini Index 17 1,085,331 643.00 August 2025 986
S&P 500 Mini Index 19 1,213,017 641.00 August 2025 1,919
S&P 500 Mini Index 4 255,372 639.00 August 2025 642
S&P 500 Mini Index 32 2,042,976 644.00 August 2025 1,392
S&P 500 Mini Index 5 319,215 643.00 August 2025 395
S&P 500 Mini Index 1 63,843 644.00 August 2025 61
S&P 500 Mini Index 19 1,213,017 648.00 August 2025 314
S&P 500 Mini Index 6 383,058 652.00 August 2025 126
S&P 500 Mini Index 14 893,802 656.00 August 2025 14
S&P 500 Mini Index 20 1,276,860 644.00 August 2025 1,610
S&P 500 Mini Index 11 702,273 646.00 August 2025 534

Hull Tactical US ETF
Schedule of Investments (continued)
July 31, 2025 (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
CALL OPTIONS PURCHASED — 0.01% - continued
S&P 500 Mini Index 9 $ 574,587 $ 648.00 August 2025 $ 234
S&P 500 Mini Index 9 574,587 650.00 August 2025 126
S&P 500 Mini Index 20 1,276,860 652.00 August 2025 120
S&P 500 Mini Index 16 1,021,488 654.00 August 2025 192
S&P 500 Mini Index 12 766,116 646.00 August 2025 792
Total Call Options Purchased
    (Cost $50,948) 12,84 8
PUT OPTIONS PURCHASED — 0.0 7%
S&P 500 Mini Index 13 829,959 623.00 July 2025 13
S&P 500 Mini Index 5 319,215 627.00 July 2025 5
S&P 500 Mini Index 1 63,843 629.00 July 2025 1
S&P 500 Mini Index 11 702,273 631.00 July 2025 11
S&P 500 Mini Index 2 127,686 633.00 July 2025 2
S&P 500 Mini Index 25 1,596,075 635.00 July 2025 2,637
S&P 500 Mini Index 18 1,149,174 637.00 July 2025 11,277
S&P 500 Mini Index 9 574,587 641.00 July 2025 6,300
S&P 500 Mini Index 6 383,058 641.00 August 2025 3,900
S&P 500 Mini Index 8 510,744 639.00 August 2025 3,816
S&P 500 Mini Index 1 63,843 634.00 August 2025 222
S&P 500 Mini Index 13 829,959 625.00 August 2025 383
S&P 500 Mini Index 20 1,276,860 630.00 August 2025 1,930
S&P 500 Mini Index 5 319,215 628.00 August 2025 302
S&P 500 Mini Index 6 383,058 632.00 August 2025 906
S&P 500 Mini Index 21 1,340,703 634.00 August 2025 6,290
S&P 500 Mini Index 1 63,843 637.00 August 2025 447
S&P 500 Mini Index 10 638,430 628.00 August 2025 1,195
S&P 500 Mini Index 4 255,372 630.00 August 2025 658
S&P 500 Mini Index 8 510,744 622.00 August 2025 372
S&P 500 Mini Index 12 766,116 619.00 August 2025 354
S&P 500 Mini Index 14 893,802 626.00 August 2025 1,239
S&P 500 Mini Index 9 574,587 619.00 August 2025 482
S&P 500 Mini Index 2 127,686 621.00 August 2025 135
S&P 500 Mini Index 6 383,058 627.00 August 2025 876
S&P 500 Mini Index 10 638,430 629.00 August 2025 1,890
S&P 500 Mini Index 2 127,686 635.00 August 2025 786
S&P 500 Mini Index 18 1,149,174 627.00 August 2025 3,267
S&P 500 Mini Index 13 829,959 619.00 August 2025 1,190
S&P 500 Mini Index 7 446,901 623.00 August 2025 798
S&P 500 Mini Index 30 1,915,290 629.00 August 2025 6,765
S&P 500 Mini Index 2 127,686 635.00 August 2025 859
S&P 500 Mini Index 5 319,215 637.00 August 2025 2,625
S&P 500 Mini Index 1 63,843 629.00 August 2025 261

Hull Tactical US ETF
Schedule of Investments (continued)
July 31, 2025 (Unaudited)
ETF - Exchange-Traded Fund
SPDR - Standard & Poor's Depositary Receipt
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
PUT OPTIONS PURCHASED — 0.07% - continued
S&P 500 Mini Index 12 $ 766,116 $ 627.00 August 2025 $ 2,562
S&P 500 Mini Index 18 1,149,174 631.00 August 2025 5,652
S&P 500 Mini Index 20 1,276,860 623.00 August 2025 2,840
S&P 500 Mini Index 16 1,021,488 621.00 August 2025 1,872
S&P 500 Mini Index 22 1,404,546 625.00 August 2025 3,839
S&P 500 Mini Index 15 957,645 635.00 August 2025 6,968
Total Put Options Purchased
    (Cost $66,092) 85,92 7
Total Options Purchased
    (Cost $117,040) 98,77 5
Total Investments — 62.02%
    (Cost $69,784,089) 77,726,512
Other Assets in Excess of Liabilities  —  37.98% 47,592,000
Net Assets — 100.00% $ 125,318,512
(a) Represents an investment greater than 25% of the Fund's net assets.  Performance of the Fund may be adversely impacted by concentrated investments in securities. As of July 31, 2025, the percentage of net assets invested in SPDR S&P 500 ETF Trust was 34.13% of the Fund. The financial statements and portfolio holdings for these securities can be found at www.sec.gov.
(b) Securities, or a portion thereof, have been pledged as collateral on open future contracts and/or written option contracts. The total collateral pledged is $43,035,587 .
(c) The rate shown represents effective yield at time of purchase.
(d) Non-income producing security.

Hull Tactical US ETF
Schedule of Open Written Option Contracts
July 31, 2025 (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
Written Call Options (0.01)%
S&P 500 Mini Index (12) $ (833,316) $ 634.00 July 2025 $ (180)
S&P 500 Mini Index (1) (74,743) 637.00 July 2025 (1)
S&P 500 Mini Index (7) (511,301) 638.00 July 2025 (7)
S&P 500 Mini Index (5) (367,715) 639.00 July 2025 (5)
S&P 500 Mini Index (39) (2,493,777) 641.00 July 2025 (39)
S&P 500 Mini Index (27) (1,748,061) 643.00 July 2025 (27)
S&P 500 Mini Index (3) (222,729) 644.00 July 2025 (3)
S&P 500 Mini Index (8) (581,144) 645.00 July 2025 (16)
S&P 500 Mini Index (15) (1,017,645) 646.00 July 2025 (30)
S&P 500 Mini Index (1) (74,843) 647.00 July 2025 (1)
S&P 500 Mini Index (4) (295,772) 648.00 July 2025 (4)
S&P 500 Mini Index (7) (510,601) 636.00 August 2025 (1,078)
S&P 500 Mini Index (10) (711,430) 637.00 August 2025 (1,155)
S&P 500 Mini Index (11) (774,873) 638.00 August 2025 (919)
S&P 500 Mini Index (20) (1,328,860) 641.00 August 2025 (580)
S&P 500 Mini Index (13) (894,959) 643.00 August 2025 (169)
S&P 500 Mini Index (14) (955,402) 644.00 August 2025 (119)
S&P 500 Mini Index (12) (835,716) 645.00 August 2025 (66)
S&P 500 Mini Index (12) (836,916) 646.00 August 2025 (54)
S&P 500 Mini Index (14) (956,802) 647.00 August 2025 (56)
S&P 500 Mini Index (27) (1,750,761) 649.00 August 2025 (54)
S&P 500 Mini Index (14) (958,202) 650.00 August 2025 (14)
S&P 500 Mini Index (8) (580,344) 638.00 August 2025 (1,196)
S&P 500 Mini Index (12) (834,516) 640.00 August 2025 (1,050)
S&P 500 Mini Index (20) (1,330,860) 642.00 August 2025 (960)
S&P 500 Mini Index (3) (223,029) 644.00 August 2025 (75)
S&P 500 Mini Index (17) (1,146,531) 646.00 August 2025 (196)
S&P 500 Mini Index (13) (897,559) 648.00 August 2025 (91)
S&P 500 Mini Index (4) (296,172) 649.00 August 2025 (40)
S&P 500 Mini Index (9) (648,387) 642.00 August 2025 (702)
S&P 500 Mini Index (10) (712,430) 645.00 August 2025 (305)
S&P 500 Mini Index (9) (650,187) 647.00 August 2025 (144)
S&P 500 Mini Index (2) (149,286) 651.00 August 2025 (24)
S&P 500 Mini Index (12) (839,316) 653.00 August 2025 (72)
S&P 500 Mini Index (14) (954,002) 641.00 August 2025 (1,806)
S&P 500 Mini Index (22) (1,448,546) 642.00 August 2025 (2,266)
S&P 500 Mini Index (7) (512,001) 645.00 August 2025 (333)
S&P 500 Mini Index (5) (368,215) 646.00 August 2025 (170)
S&P 500 Mini Index (15) (1,019,145) 647.00 August 2025 (375)
S&P 500 Mini Index (8) (581,944) 649.00 August 2025 (88)
S&P 500 Mini Index (12) (838,116) 651.00 August 2025 (120)
S&P 500 Mini Index (9) (651,087) 641.00 August 2025 (1,422)
S&P 500 Mini Index (9) (651,087) 645.00 August 2025 (566)
S&P 500 Mini Index (13) (896,259) 647.00 August 2025 (481)

Hull Tactical US ETF
Schedule of Open Written Option Contracts (continued)
July 31, 2025 (Unaudited)
Description (Continued)
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
Written Call Options (0.01)% (Continued)
S&P 500 Mini Index (26) $ (1,688,518) $ 651.00 August 2025 $ (221)
S&P 500 Mini Index (12) (840,516) 653.00 August 2025 (156)
S&P 500 Mini Index (10) (715,430) 645.00 August 2025 (850)
Total Written Call Options (Premiums Received $79,620) $ (18,28 6 )
Written Put Options (0.19)%
S&P 500 Mini Index (18) (1,210,374) 622.00 July 2025 (18)
S&P 500 Mini Index (32) (2,058,976) 624.00 July 2025 (64)
S&P 500 Mini Index (1) (74,943) 625.00 July 2025 (1)
S&P 500 Mini Index (15) (1,020,645) 626.00 July 2025 (15)
S&P 500 Mini Index (20) (1,334,860) 628.00 July 2025 (40)
S&P 500 Mini Index (19) (1,273,817) 630.00 July 2025 (19)
S&P 500 Mini Index (25) (1,633,575) 632.00 July 2025 (50)
S&P 500 Mini Index (23) (1,509,789) 634.00 July 2025 (276)
S&P 500 Mini Index (11) (780,373) 636.00 July 2025 (3,691)
S&P 500 Mini Index (8) (582,744) 638.00 July 2025 (4,120)
S&P 500 Mini Index (14) (962,402) 642.00 July 2025 (11, 193 )
S&P 500 Mini Index (3) (223,629) 627.00 August 2025 (141)
S&P 500 Mini Index (36) (2,309,148) 629.00 August 2025 (2,718)
S&P 500 Mini Index (22) (1,450,746) 631.00 August 2025 (2,728)
S&P 500 Mini Index (31) (1,997,733) 633.00 August 2025 (5,627)
S&P 500 Mini Index (5) (369,215) 635.00 August 2025 (1,358)
S&P 500 Mini Index (22) (1,457,346) 636.00 August 2025 (7,139)
S&P 500 Mini Index (1) (75,243) 637.00 August 2025 (386)
S&P 500 Mini Index (12) (842,916) 640.00 August 2025 (6,696)
S&P 500 Mini Index (12) (844,116) 642.00 August 2025 (8,898)
S&P 500 Mini Index (11) (778,173) 621.00 August 2025 (435)
S&P 500 Mini Index (23) (1,507,489) 623.00 August 2025 (1,242)
S&P 500 Mini Index (19) (1,271,917) 625.00 August 2025 (1,425)
S&P 500 Mini Index (16) (2,681,406) 627.00 August 2025 (1,648)
S&P 500 Mini Index (13) (1,810,004) 629.00 August 2025 (1,840)
S&P 500 Mini Index (35) (440,658) 631.00 August 2025 (6,790)
S&P 500 Mini Index (19) (839,316) 632.00 August 2025 (4,266)
S&P 500 Mini Index (42) (714,430) 633.00 August 2025 (10,878)
S&P 500 Mini Index (28) (223,329) 635.00 August 2025 (9,632)
S&P 500 Mini Index (6) (898,859) 639.00 August 2025 (3,456)
S&P 500 Mini Index (12) (512,701) 620.00 August 2025 (726)
S&P 500 Mini Index (10) (1,393,203) 622.00 August 2025 (775)
S&P 500 Mini Index (3) (368,715) 623.00 August 2025 (261)
S&P 500 Mini Index (13) (716,430) 624.00 August 2025 (1,307)
S&P 500 Mini Index (7) (75,043) 625.00 August 2025 (791)
S&P 500 Mini Index (21) (651,987) 626.00 August 2025 (2,730)
S&P 500 Mini Index (5) (1,452,946) 628.00 August 2025 (838)
S&P 500 Mini Index (10) (1,512,089) 630.00 August 2025 (2,145)
S&P 500 Mini Index (1) (901,459) 631.00 August 2025 (245)

Hull Tactical US ETF
Schedule of Open Written Option Contracts (continued)
July 31, 2025 (Unaudited)
Description (Continued)
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
Written Put Options (0.19)% (Continued)
S&P 500 Mini Index (9) $ (1,212,174) $ 632.00 August 2025 $ (2,498)
S&P 500 Mini Index (22) (954,002) 633.00 August 2025 (6,831)
S&P 500 Mini Index (23) (775,973) 634.00 August 2025 (8,131)
S&P 500 Mini Index (13) (1,332,860) 636.00 August 2025 (5,701)
S&P 500 Mini Index (18) (1,691,118) 638.00 August 2025 (9,909)
S&P 500 Mini Index (14) (2,497,677) 618.00 August 2025 (924)
S&P 500 Mini Index (11) (1,148,231) 620.00 August 2025 (908)
S&P 500 Mini Index (20) (1,693,718) 622.00 August 2025 (2,030)
S&P 500 Mini Index (26) (651,087) 624.00 August 2025 (3,315)
S&P 500 Mini Index (39) (961,002) 626.00 August 2025 (6,318)
S&P 500 Mini Index (17) (75,143) 628.00 August 2025 (3,434)
S&P 500 Mini Index (26) (1,807,204) 630.00 August 2025 (6,500)
S&P 500 Mini Index (9) (717,430) 631.00 August 2025 (2,511)
S&P 500 Mini Index (14) (781,473) 632.00 August 2025 (4,375)
S&P 500 Mini Index (1) (1,633,575) 633.00 August 2025 (346)
S&P 500 Mini Index (28) (1,509,789) 634.00 August 2025 (10,850)
S&P 500 Mini Index (10) (780,373) 636.00 August 2025 (4,730)
S&P 500 Mini Index (11) (582,744) 638.00 August 2025 (6,380)
S&P 500 Mini Index (11) (777,073) 620.00 August 2025 (1,150)
S&P 500 Mini Index (25) (1,631,075) 622.00 August 2025 (3,175)
S&P 500 Mini Index (24) (1,570,632) 624.00 August 2025 (3,780)
S&P 500 Mini Index (10) (715,430) 626.00 August 2025 (1,930)
S&P 500 Mini Index (20) (1,336,860) 628.00 August 2025 (4,720)
S&P 500 Mini Index (11) (779,273) 630.00 August 2025 (3,157)
S&P 500 Mini Index (16) (1,083,888) 632.00 August 2025 (5,544)
S&P 500 Mini Index (22) (1,455,146) 634.00 August 2025 (9,240)
S&P 500 Mini Index (6) (440,058) 636.00 August 2025 (3,057)
S&P 500 Mini Index (10) (718,430) 638.00 August 2025 (6,250)
S&P 500 Mini Index (4) (296,572) 633.00 August 2025 (1,636)
Total Written Put Options (Premiums Received $196,261) $ (235,938)
Total Written Options (Premiums Received $275,881) $ (254,224)

Hull Tactical US ETF
Schedule of Futures Contracts
July 31, 2025 (Unaudited)
Contracts Expiration Date Notional Value
(a)
Value
Value and
Unrealized
Appreciation
(Depreciation)
LONG CONTRACTS
Cboe Volatility
Index Future 113 October 2025 $ 2,378,303 $ 2,357,768 $ (20,536)
Cboe Volatility
Index Future 82 November 2025 1,737,357 1,741,541 4,184
Cboe Volatility
Index Future 8 December 2025 167,760 170,800 3,040
CME E-Mini
S&P 500
Index Future 196 September 2025 62,507,729 62,467,650 (40,078)
(53,390)
SHORT CONTRACTS
Cboe Volatility
Index Future (56) August 2025 $ (1,093,273) $ (1,005,570) $ 87,704
Cboe Volatility
Index Future (56) September 2025 (1,123,120) (1,112,765) 10,355
Micro E-Mini
S&P 500
Index Future (315) September 2025 (10,059,000) (10,039,444) 19,556
117,615
Total Futures $ 64,225
(a) In accordance with §210.12-13A, the notional amount should be the current notional amount at the close of the period.